Property and Equipment, Net (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Property and Equipment, Net (Details) [Line Items]
Depreciation expense	$ 300,000	$ 300,000	$ 1,100,000	$ 1,200,000
Loss on sale of property and equipment, net	(8,000)
Property, Plant and Equipment, Other Types [Member]
Property and Equipment, Net (Details) [Line Items]
Loss on sale of property and equipment, net	$ 100,000	$ 0